Note 20 - Other assets and liabilities	12 Months Ended
Dec. 31, 2020
Other Assets and Liabilities
Disclosure of other assets and liabilities

20. Other assets and Liabilities

The composition of the balance of these captions of the accompanying consolidated balance sheets is:

Other assets and liabilities (Millions of Euros)
	2020	2019	2018
ASSETS
Inventories	572	581	635
Transactions in progress	160	138	249
Accruals	756	804	702
Other items	1.025	2.277	3.886
Total	2.513	3.800	5.472
LIABILITIES
Transactions in progress	75	39	39
Accruals	1.584	2.456	2.558
Other items	1.144	1.247	1.704
Total	2.802	3.742	4.301